Leases (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases
Operating lease ROU assets	¥ 24,532	$ 3,361	¥ 20,863
Operating lease liabilities-current	7,606	1,042	7,755
Operating lease liabilities-non-current	18,106	$ 2,481	13,676
Total operating lease liabilities	¥ 25,712		¥ 21,431
Weighted average remaining lease term	7 years 2 months 12 days	7 years 2 months 12 days	5 years 4 months 24 days
Weighted average discount rate	4.20%	4.20%	4.70%